OTHER FINANCIAL DATA - REGULATORY MATTERS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fixed Price Contracts And Other Derivatives [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 58		$ 149
Deferred Income Tax Charges [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	788		718
Deferred Income Tax Charges [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	110		38
Pension And Other Postretirement Benefit Obligations [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	106		303
Pension And Other Postretirement Benefit Obligations [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	231		835
Employee Benefit Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	51		58
Asset Retirement Obligation Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,403)	[1]	(1,603)	[1]
Asset Retirement Obligation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(1,205)	[1]	(1,103)	[1]
Loss on Reacquired Debt [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	14		16
Loss on Reacquired Debt [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	14		17
Environmental Restoration Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	20		16
Environmental Restoration Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	14		14
Workers Compensation Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	26		27
Wildfire Litigation Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	330		364
Costs related to SONGS plant closure [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	303		0
Legacy Meters [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	62		90
Sunrise Powerlink Fire Mitigation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	115		117
Other Utility Costs [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	15		23
Other Utility Costs [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	0		(2)
Net Regulatory Assets (Liabilities) S D G E [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	408		193
Net Regulatory Assets (Liabilities) So Cal Gas [Member] | Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(759)		(116)
Net Regulatory Assets (Liabilities) Other [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(3)		4
Net Regulatory Assets (Liabilities) Sempra Energy Consolidated [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(354)		81
Sempra Natural Gas Segment [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	(11)		3
Sempra Mexico Segment [Member]
Schedule Of Net Regulatory Assets (Liabilities) [Line Items]
Net Regulatory Assets (Liabilities)	$ 8		$ 1

[1]	Related to obligations discussed below in “Asset Retirement Obligations.”